                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3541

                              Asset Management Fund
               (Exact name of registrant as specified in charter)

                              Asset Management Fund
                     230 West Monroe St., Chicago, IL 60601
               (Address of principal executive offices) (Zip code)

                         BISYS Fund Services Ohio, Inc.
                      3435 Stelzer Rd., Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-527-3713

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (s.s.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s.3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth in s.s.210.12-12 -- 12-14 of Regulation S-X (17 /CFR 210.12-12 -- 12-14). The
schedules need not be audited.

MONEY MARKET FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
                                                    -----------   -----------
AGENCY OBLIGATIONS (50.2%)
Fannie Mae - Discount Note*, 3.25%,
   9/13/05                                          $ 6,000,000   $ 5,976,708
Federal Home Loan Bank - Discount Note*
3.15%, 8/17/05                                        5,000,000     4,993,000
3.27%, 8/24/05                                        6,000,000     5,987,465
3.22%, 8/29/05                                        4,000,000     3,989,982
3.22%, 9/8/05                                         5,000,000     4,983,006
                                                                  -----------
                                                                   19,953,453
                                                                  -----------
TOTAL AGENCY OBLIGATIONS (COST $25,930,161)                        25,930,161
                                                                  -----------
REPURCHASE AGREEMENTS (50.0%)
Citigroup, 3.24%, (Agreement dated on 7/29/05
to be repurchased at $25,784,960 on 8/1/05.
Collateralized by a U.S. Government Security,
6.00%, with a value of $26,293,560, due
12/1/33)                                             25,778,000    25,778,000
                                                                  -----------
TOTAL REPURCHASE AGREEMENTS (COST $25,778,000)                     25,778,000
                                                                  -----------
TOTAL INVESTMENTS (COST $51,708,161) (A) - 100.2%                  51,708,161
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                       (119,475)
                                                                  -----------
NET ASSETS - 100.0%                                               $51,588,686
                                                                  ===========

----------
(a)  Cost for federal income tax purposes is the same.

*    Effective yield at purchase.

See notes to schedules of portfolio investments.

ADJUSTABLE RATE MORTGAGE (ARM) FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                           PRINCIPAL
                                                            AMOUNT         VALUE
                                                          -----------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (71.5%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS
Bear Stearns Adjustable Rate Mortgage
   Trust, 5.13%, 3/25/31                                  $ 9,241,917   $  9,334,336
CS First Boston Mortgage Securities Corp.
   6.59%, 11/25/31                                          3,344,269      3,421,605
   5.40%, 6/25/32                                           4,727,075      4,738,893
Fannie Mae
   5.13%, 7/1/28                                           12,983,697     13,472,607
   4.95%, 1/1/29                                           12,763,131     13,133,833
   4.70%, 8/1/29                                           10,648,368     10,973,971
   4.78%, 3/1/30                                            5,591,759      5,707,317
   4.83%, 6/1/30                                           11,377,442     11,794,115
   4.76%, 9/1/30                                            6,249,774      6,446,747
   4.83%, 5/1/33                                           12,874,548     13,213,493
   4.59%, 5/25/42                                          25,646,525     26,191,514
Fannie Mae Grantor Trust, 4.56%,
   5/25/42                                                 13,965,484     14,205,516
Fannie Mae Whole Loan, 4.80%,
   8/25/42                                                 12,371,749     12,681,043
Fifth Third Mortgage Loan Trust,
   3.77%, 11/19/32                                         23,205,459     23,277,976
Freddie Mac
   4.40%, 10/1/22                                           4,738,920      4,824,665
   5.59%, 8/1/24                                            6,301,779      6,517,405
   4.55%, 9/1/27                                            5,596,298      5,754,426
   4.68%, 12/1/27                                           7,928,541      8,165,024
   4.77%, 12/1/27                                           8,273,950      8,533,527
   4.64%, 9/1/28                                           41,164,604     42,360,016
   4.62%, 9/1/30                                            5,504,429      5,676,023
   4.66%, 7/1/31                                           27,481,696     28,273,381
Structured Asset Mortgage Investments,
   4.88%, 3/25/32                                           7,913,272      8,071,537
Washington Mutual, 4.03%, 4/25/44                          42,944,631     43,105,672
                                                                        ------------
                                                                         329,874,642
                                                                        ------------
6 MO. CERTIFICATE OF DEPOSIT BASED ARMS
Fannie Mae
   3.92%, 6/1/21                                            5,630,056      5,657,743
   4.44%, 12/1/24                                           8,245,259      8,421,680
Freddie Mac, 4.48%, 1/1/26                                  2,962,759      3,032,013
                                                                        ------------
                                                                          17,111,436
                                                                        ------------
6 MO. LONDON INTERBANK OFFERING RATE (LIBOR) BASED ARMS
Bear Stearns Adjustable Rate Mortgage
   Trust, 5.45%, 3/25/31                                    1,721,935      1,728,392
DLJ Mortgage Acceptance Corp., 5.19%, 4/25/24                 280,084        280,084
Fannie Mae
   4.21%, 9/1/27                                           37,337,230     37,857,443
   4.47%, 3/1/28                                           40,559,202     40,988,590
   4.50%, 3/1/28                                           48,653,321     49,211,219
   4.62%, 6/1/28                                            5,817,237      5,972,596
   4.75%, 12/1/32                                           6,860,809      7,029,459

ADJUSTABLE RATE MORTGAGE (ARM) FUND

July 31, 2005
(Unaudited)

                                               PRINCIPAL
                                                 AMOUNT         VALUE
                                              -----------   ------------
   4.23%, 9/1/33                              $12,001,728   $ 12,147,905
   4.36%, 11/1/33                              22,105,730     22,364,981
   4.52%, 11/1/33                              25,602,420     25,910,489
Freddie Mac, 5.11%, 9/1/30                     12,369,964     12,762,968
Master Adjustable Rate Mortgage Trust,
   5.07%, 1/25/34                              13,560,143     13,759,308
MLCC Mortgage Investors, Inc.
   4.83%, 10/25/28                             68,758,422     69,832,771
   4.80%, 5/25/29                              42,246,069     42,892,962
Structured Asset Mortgage Investments, Inc.
   4.67%, 7/19/32                              18,360,707     18,636,118
   4.84%, 8/19/33                              55,330,389     56,160,345
   5.10%, 10/19/33                             41,904,619     42,428,427
   5.01%, 11/19/33                             28,187,291     28,539,632
Structured Asset Securities Corp.
   4.55%, 5/25/32                              20,726,353     20,842,939
   5.38%, 11/25/32                             25,224,504     25,571,341
   5.16%, 12/25/32                             20,209,772     20,531,865
   5.68%, 2/25/33                              41,529,573     42,256,341
   5.70%, 3/25/33                              21,039,686     21,328,982
   5.47%, 5/25/33                              48,976,212     49,664,940
   5.48%, 9/25/33                              55,897,082     56,910,217
                                                            ------------
                                                             725,610,314
                                                            ------------
COST OF FUNDS INDEX BASED ARMS
Fannie Mae
   3.65%, 11/1/32                              14,731,575     14,831,214
   3.77%, 8/1/33                               30,616,443     30,866,879
   3.89%, 11/1/36                              39,635,719     39,964,491
   3.87%, 6/1/38                               24,459,505     24,638,981
                                                            ------------
                                                             110,301,565
                                                            ------------
HYBRID ARMS
Bank of America Mortgage Securities
   5.18%, 6/20/31                               4,116,303      4,198,629
   5.79%, 7/20/32                               2,568,022      2,606,542
   4.80%, 5/25/35                              49,689,878     49,783,047
   4.99%, 6/25/35                              36,286,859     36,481,320
Bear Stearns Adjustable Rate Mortgage Trust
   3.82%, 11/25/34                             29,799,158     29,557,040
   4.38%, 1/25/35                              30,558,547     30,443,952
Fannie Mae, 3.85%, 12/1/37                     36,157,960     36,304,906
GSR Mortgage Loan Trust
   4.73%, 10/25/33                              8,145,396      8,155,578
   4.75%, 5/25/34                              42,425,442     42,332,636
   3.92%, 8/25/34                              44,352,000     43,742,160
   3.55%, 12/25/34                             30,983,738     30,499,617
J.P. Morgan Mortgage Trust
   3.50%, 5/25/34 (a)                          27,213,785     26,814,082
   5.28%, 5/25/34 TBA                          35,000,000     35,109,375
   4.40%, 6/1/35 (a)                           16,997,648     16,939,218
Master Adjustable Rate Mortgages Trust,
   5.45%, 10/25/32                              7,226,752      7,242,560
Merrill Lynch Mortgage Investors, Inc.
  4.51%, 2/25/35                               22,034,935     21,993,620

ADJUSTABLE RATE MORTGAGE (ARM) FUND

July 31, 2005
(Unaudited)

                                                             PRINCIPAL
                                                               AMOUNT            VALUE
                                                           --------------   --------------
Structured Adjustable Rate Mortgage Loan Trust
   4.74%, 7/25/34                                          $   29,356,335   $   29,301,292
   5.06%, 9/25/34                                              21,791,083       21,852,370
Structured Asset Securities Corp., 4.23%, 9/25/33               8,906,428        8,881,379
Washington Mutual, 4.69%, 5/25/35                              44,627,781       44,669,619
Wells Fargo Mortgage Backed Securities Trust
   4.60%, 6/25/33                                              23,658,411       23,554,905
   4.62%, 10/25/33                                             11,229,834       11,212,288
   4.62%, 10/25/33                                             33,791,357       33,727,998
   4.52%, 11/25/33                                             36,646,117       36,554,502
   4.72%, 1/25/34                                              17,048,435       17,032,453
   4.74%, 6/25/34                                              15,719,847       15,705,110
   4.82%, 7/25/34                                              17,841,782       17,808,328
   4.11%, 6/25/35                                              41,602,449       41,394,437
                                                                            --------------
                                                                               723,898,963
                                                                            --------------
MONTHLY LONDON INTERBANK OFFERING RATE (LIBOR)
   COLLATERALIZED MORTGAGE OBLIGATIONS
Fannie Mae
   4.36%, 9/1/28                                               16,440,450       16,648,943
   3.81%, 9/18/31                                              10,133,941       10,158,999
   4.57%, 2/1/33                                               25,241,026       25,924,595
   4.31%, 7/1/33                                                4,120,395        4,175,838
   4.40%, 9/1/33                                               11,986,490       12,253,581
GSR Mortgage Loan Trust, 3.81%, 3/25/32                         5,942,653        5,932,187
MLCC Mortgage Investors, Inc., 3.77%, 9/15/21                   6,773,695        6,792,746
                                                                            --------------
                                                                                81,886,889
                                                                            --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (COST
   $1,988,782,315)                                                           1,988,683,809

FIXED RATE MORTGAGE-RELATED SECURITIES (16.4%)
COLLATERALIZED MORTGAGE OBLIGATIONS
Bank of America Mortgage Securities, 5.50%, 11/25/33           38,758,018       38,881,521
Citicorp Mortgage Securities, 5.00%, 10/25/33                  13,755,013       13,711,609

Fannie Mae, 4.50%, 12/25/18
Freddie Mac                                                    42,533,133       42,495,316
   3.50%, 10/15/10                                             39,476,075       39,249,178
   5.00%, 4/15/15                                              17,500,359       17,600,621
   5.00%, 6/15/15                                              42,652,164       43,040,742
   5.00%, 11/15/19                                             34,566,705       34,920,481
   5.00%, 12/15/20                                             45,395,255       45,826,038
Government National Mortgage Association, 4.00%, 2/20/27       52,883,607       52,755,639
Structured Asset Securities Corp.
   5.00%, 12/25/34                                             40,256,307       40,382,108
   5.00%, 5/25/35                                              59,766,000       59,934,092

ADJUSTABLE RATE MORTGAGE (ARM) FUND

July 31, 2005
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT           VALUE
                                                      ------------   --------------
Washington Mutual MSC Mortgage
   Pass Through, 5.00%, 2/25/33                       $ 27,003,301   $   26,894,939
                                                                     --------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST
   $458,709,888)                                                        455,692,284
                                                                     --------------
U.S. TREASURY OBLIGATIONS (0.7%)
U.S. TREASURY NOTES
   4.00%, 11/15/12                                      20,000,000       19,781,250
                                                                     --------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $20,197,877)                       19,781,250
                                                                     --------------
REPURCHASE AGREEMENTS (12.5%)
Citigroup, 3.24%, (Agreement dated
   7/29/05 to be repurchased at
   $223,030,202 on 8/1/05. Collateralized
   by various Adjustable Rate Mortgage
   U.S. Government Securities, 3.54%-4.92%,
   with a value of $227,429,400, due
   11/25/23-7/1/35)                                    222,970,000      222,970,000
                                                                     --------------
Bear Stearns*, 3.30%, (Agreement dated
   7/20/05 to be repurchased at
   $125,135,590, on 8/1/05. Collateralized
   by various Adjustable Rate Mortgage
   U.S. Government Securities, 3.79%-3.89%,
   with a value of $128,870,457, due
   3/15/29-10/15/30)                                   125,000,000      125,000,000
                                                                     --------------
TOTAL REPURCHASE AGREEMENTS (COST $347,970,000)                         347,970,000
                                                                     --------------
TOTAL INVESTMENTS (COST $2,815,660,080)(B) - 101.1%                   2,812,127,343
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%                          (30,797,107)
                                                                     --------------
NET ASSETS - 100.0%                                                  $2,781,330,236
                                                                     ==============

----------
*    The rates presented are the rates in effect at July 31, 2005.

(a)  All or part of this security was used as collateral as of July 31, 2005.

(b) Represents cost for financial reporting purposes and federal income and differs from fair value by net unrealized depreciation of securities as follows:
               Unrealized appreciation              $7,155,588
               Unrealized depreciation             (10,688,325)
                                                   -----------
               Net unrealized depreciation         $(3,532,737)
                                                   ===========

TBA  - To be announced/when-issued security

See notes to schedules of portfolio investments.

ULTRA SHORT FUND

Schedule of Portfolio Investements
July 31, 2005
(Unaudited)

                                                           PRINCIPAL
                                                             AMOUNT        VALUE
                                                          -----------   -----------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (66.6%)
   1 YR. CONSTANT MATURITY TREASURY BASED ARMS
Fannie Mae
   4.89%, 10/1/26                                         $ 2,181,039   $ 2,253,249
   4.70%, 10/1/28                                           2,230,123     2,301,734
   5.15%, 12/1/30                                           6,823,572     7,076,964
   4.91%, 8/1/31                                            4,471,015     4,639,374
   4.70%, 7/1/33                                            7,944,958     8,198,424
Freddie Mac
   4.82%, 11/1/28                                           2,633,386     2,711,326
   5.23%, 1/1/29                                            5,858,576     6,079,185
   4.68%, 9/1/30                                            1,790,660     1,831,311
   4.76%, 8/1/31                                           11,245,462    11,630,829
Fund America Investors Corp., 4.34%, 6/25/23                4,307,444     4,307,444
Washington Mutual, 4.03%, 4/25/44                           6,606,866     6,631,642
                                                                        -----------
                                                                         57,661,482
                                                                        -----------
6 MO. CERTIFICATE OF DEPOSIT BASED ARMS
Fannie Mae, 3.99%, 4/1/20                                   6,080,978     6,108,098
                                                                        -----------
6 MO. LONDON INTERBANK OFFERING RATE (LIBOR) BASED ARMS
MLCC Mortgage Investors, Inc.
   4.80%, 5/25/29                                          10,209,467    10,365,799
   4.75%, 7/25/29                                          10,405,682    10,565,020
Structured Adjustable Rate Mortgage
Loan Trust, 4.93%, 8/25/34                                  4,780,035     4,941,361
Structured Asset Securities Corp.
   5.30%, 11/25/32                                          4,020,867     4,071,127
   5.38%, 11/25/32                                          4,020,867     4,076,153
                                                                        -----------
                                                                         34,019,460
                                                                        -----------
COST OF FUNDS INDEX BASED ARMS
Regal Trust IV, 4.00%, 9/29/31                              1,554,158     1,557,071
Ryland Mortgage Securities Corp., 4.28%, 10/25/23           1,186,102     1,186,102
                                                                        -----------
                                                                          2,743,173
                                                                        -----------
HYBRID ARMS
GSR Mortgage Loan Trust
   4.73%, 10/25/33                                          1,643,377     1,645,431
   4.75%, 5/25/34                                           5,411,201     5,399,364
Structured Adjustable Rate Mortgage Loan Trust
   4.74%, 7/25/34                                           4,193,762     4,185,899
   5.06%, 9/25/34                                          10,895,541    10,926,185
Wells Fargo Mortgage Backed Securities Trust
   4.60%, 6/25/33                                           9,463,364     9,421,962
   4.91%, 5/25/34                                          11,990,052    11,978,811
   4.82%, 7/25/34                                           4,460,445     4,452,082
                                                                        -----------
                                                                         48,009,734
                                                                        -----------
MONTHLY LONDON INTERBANK OFFERING RATE (LIBOR)
   COLLATERALIZED MORTGAGE OBLIGATIONS
Structured Asset Mortgage Investments, 4.62%, 2/19/35       4,887,640     4,915,133
Structured Asset Securities Corp.
   4.71%, 3/25/33                                           3,751,901     3,778,868
   4.81%, 5/25/33                                           4,905,677     4,989,994

ULTRA SHORT FUND

July 31, 2005
(Unaudited)

                                                            PRINCIPAL
                                                              AMOUNT         VALUE
                                                           -----------   ------------
   4.66%, 11/25/33                                         $ 3,572,311   $  3,594,638
                                                                         ------------
                                                                           17,278,633
                                                                         ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (COST
   $165,960,777)                                                          165,820,580
                                                                         ------------
FIXED RATE MORTGAGE-RELATED SECURITIES (22.8%)
COLLATERALIZED MORTGAGE OBLIGATIONS
Freddie Mac
   5.00%, 6/15/16                                            5,000,000      5,041,609
   4.50%, 12/15/20                                          10,937,498     10,968,306
   5.50%, 6/15/34                                            6,096,268      6,150,538
Government National Mortgage
   Association, 4.00%, 1/16/28                              13,616,508     13,503,165
Morgan Stanley Mortgage Loan Trust,
   4.75%, 8/25/34                                           11,260,759     11,213,526
Structured Asset Securities Corp., 5.00%,
   12/25/34                                                  9,694,942      9,725,239
                                                                         ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST
   $57,191,422)                                                            56,602,383
                                                                         ------------
U.S. TREASURY OBLIGATIONS (1.2%)
U.S. TREASURY NOTES
   3.50%, 2/15/10                                            3,000,000      2,920,781
                                                                         ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $2,986,489)                           2,920,781
                                                                         ------------
REPURCHASE AGREEMENTS (7.3%)
Citigroup, 3.24%, (Agreement dated
   7/29/05 to be repurchased at
   $18,240,924 on 8/01/05.  Collateralized
   by a U.S. Government Security,
   5.00%, with a value of $18,600,721, due
   12/01/34)                                                18,236,000     18,236,000
                                                                         ------------
TOTAL REPURCHASE AGREEMENTS (COST $18,236,000)                             18,236,000
                                                                         ------------
TOTAL INVESTMENTS (COST $244,374,688) (A) - 97.9%                         243,579,744
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%                                5,206,025
                                                                         ------------
NET ASSETS - 100.0%                                                      $248,785,769
                                                                         ============

----------
*    The rates presented are the rates in effect at July 31, 2005.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $44,285. Cost for federal income tax purposes differs from fair value by net unrealized depreciation of securities as follows:

Unrealized appreciation       $   775,505
Unrealized depreciation        (1,614,734)
                              -----------
Net unrealized depreciation   $  (839,229)
                              ===========

See notes to schedules of portfolio investments.

SHORT U.S. GOVERNMENT FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                            PRINCIPAL
                                                              AMOUNT        VALUE
                                                           -----------   -----------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (44.3%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS
Fannie Mae
   4.63%, 5/1/26                                           $ 4,702,170   $ 4,860,703
   4.63%, 5/1/27                                             1,384,404     1,430,870
   4.99%, 7/1/27                                               987,287     1,019,660
   4.72%, 7/1/28                                             4,661,282     4,804,303
   5.30%, 5/1/31                                             5,982,262     6,142,908
   4.71%, 9/1/33                                             5,243,461     5,410,548
Freddie Mac
   4.56%, 5/1/18                                             1,376,928     1,407,118
   4.84%, 3/1/27                                             2,975,715     3,068,676
   4.76%, 8/1/31                                            12,948,993    13,392,737
                                                                         -----------
                                                                          41,537,523
                                                                         -----------
HYBRID ARMS
JP Morgan Mortgage Trust, 4.40%,
   6/25/35                                                   6,987,920     6,926,776
Structured Adjustable Rate Mortgage
   Loan Trust, 4.74%, 7/25/34                                6,290,643     6,278,848
Wells Fargo Mortgage Backed Securities
   Trust, 4.82%, 7/25/34                                     4,460,445     4,452,082
                                                                         -----------
                                                                          17,657,706
                                                                         -----------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (COST
   $59,552,549)                                                           59,195,229
                                                                         -----------
FIXED RATE MORTGAGE-RELATED SECURITIES (46.7%)
15 YR. SECURITIES
Freddie Mac
   8.50%, 8/17/07                                              463,225       467,509
   8.00%, 12/17/15                                           1,065,959     1,121,339
                                                                         -----------
                                                                           1,588,848
                                                                         -----------
COLLATERALIZED MORTGAGE OBLIGATIONS
Fannie Mae
   4.50%, 7/25/19                                           25,000,000    25,042,542
   5.00%, 1/25/28                                           10,225,000    10,245,123
Freddie Mac
   7.00%, 12/15/06                                             161,910       161,758
   4.00%, 7/15/21                                           12,853,000    12,641,995
   6.00%, 3/15/31                                           12,500,000    12,767,124
                                                                         -----------
                                                                          60,858,542
                                                                         -----------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST
   $62,724,525)                                                           62,447,390
                                                                         -----------

SHORT U.S. GOVERNMENT FUND

July 31, 2005
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                    ----------   ------------
U.S. TREASURY OBLIGATIONS (6.0%)
U.S. Treasury Notes
   4.75%, 5/15/14                                   $3,000,000   $  3,105,937
   4.25%, 8/15/14                                    3,000,000      2,994,844
   4.25%, 11/15/14                                   2,000,000      1,995,000
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $8,147,617)                   8,095,781
                                                                 ------------
REPURCHASE AGREEMENTS (2.5%)
Citigroup, 3.24%, (Agreement dated
   7/29/05 to be repurchased at
   $3,296,890 on 8/1/05. Collateralized
   by a U.S. Government Security, 5.00%,
   with a value of $3,361,920, due
   11/1/19)                                          3,296,000      3,296,000
                                                                 ------------
TOTAL REPURCHASE AGREEMENTS (COST $3,296,000)                       3,296,000
                                                                 ------------
TOTAL INVESTMENTS (COST $133,720,691) (A) - 99.5%                 133,034,400
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                          641,109
                                                                 ------------
NET ASSETS - 100.0%                                              $133,675,509
                                                                 ============

----------
*    The rates presented are the rates in effect at July 31, 2005.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $14,968. Cost for federal income tax purposes differs from fair value by net unrealized depreciation of securities as follows:

Unrealized appreciation       $ 106,138
Unrealized depreciation        (807,397)
                              ---------
Net unrealized depreciation   $(701,259)
                              =========

See notes to schedules of portfolio investments.

INTERMEDIATE MORTGAGE FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                       -----------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (45.9%)
   1 YR. CONSTANT MATURITY TREASURY BASED ARMS
Countrywide Home Loan, 5.12%,
   1/20/35                                             $ 8,445,236   $  8,637,893
                                                                     ------------
HYBRID ARMS
American Home Mortgage Investment
   Trust, 3.71%, 10/25/34                                7,522,778      7,414,639
Bank of America Mortgage Securities,
   3.33%, 4/25/33                                          698,498        693,696
Fannie Mae, 4.76%, 11/1/34                              17,909,280     17,914,795
First Horizon Alternative Mortgage
   Securities, 5.53%, 7/25/35                           11,437,544     11,476,861
Freddie Mac, 5.14%, 4/1/35                               8,197,415      8,195,972
JP Morgan Mortgage Trust, 4.91%,
   12/25/34                                              4,299,284      4,260,322
Merrill Lynch Mortgage Investors, Inc.,
   4.44%, 6/25/35                                       10,000,000      9,787,500
Morgan Stanley Mortgage Loan Trust
   4.22%, 8/25/34                                        7,453,396      7,364,887
   4.92%, 9/25/34                                       15,000,000     14,934,375
   5.47%, 10/25/34                                      11,000,000     11,110,000
Structured Adjustable Rate Mortgage Loan
Trust
   4.42%, 4/25/34                                       10,949,544     10,672,384
   5.21%, 9/25/34                                       17,390,233     17,401,101
                                                                     ------------
                                                                      121,226,532
                                                                     ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*
   (COST $131,526,384)                                                129,864,425
                                                                     ------------
AGENCY OBLIGATIONS (0.7%)
FREDDIE MAC
5.75%, 3/15/09                                           2,000,000      2,092,979
                                                                     ------------
TOTAL AGENCY OBLIGATIONS (COST $1,873,534)                              2,092,979
                                                                     ------------
FIXED RATE MORTGAGE-RELATED SECURITIES (48.7%)
15 YR. SECURITIES
Fannie Mae
   7.00%, 3/1/15                                           779,282        816,511
   7.00%, 3/1/15                                           824,146        863,518
   7.00%, 3/1/15                                         1,438,314      1,507,027
   7.50%, 11/1/15                                        1,045,463      1,099,574
   6.50%, 1/1/16                                         1,087,462      1,132,914
   6.00%, 6/1/16                                         2,525,539      2,610,479
   6.00%, 7/1/17                                         1,441,259      1,489,733
   6.00%, 7/1/17                                         2,315,799      2,393,686
   5.50%, 9/1/17                                         4,263,001      4,356,255
Freddie Mac
   7.50%, 1/1/10                                           729,157        766,896
   6.00%, 6/1/17                                         2,642,300      2,730,343
                                                                     ------------
                                                                       19,766,936
                                                                     ------------

INTERMEDIATE MORTGAGE FUND

July 31, 2005
(Unaudited)

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   ------------
20 YR. SECURITIES
Freddie Mac Gold
   5.50%, 2/1/24                                     $ 7,453,560   $  7,542,653
   5.50%, 12/1/24                                      9,444,876      9,557,772
                                                                   ------------
                                                                     17,100,425
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS
Countrywide Home Loan, 5.00%, 5/25/34                 11,751,877     11,705,755
Freddie Mac
   4.00%, 12/15/16                                    15,098,008     14,763,520
   5.00%, 8/15/23                                     13,177,000     13,248,287
   5.00%, 2/15/27                                     10,000,000     10,006,593
   4.50%, 3/15/29                                      5,000,000      4,947,762
   5.00%, 4/15/29                                      3,124,000      3,080,029
   6.00%, 5/15/30                                     10,000,000     10,222,451
   6.00%, 3/15/31                                     12,500,000     12,767,123
Structured Asset Securities Corp., 5.00%, 12/25/34    12,118,677     12,156,548
Wells Fargo Mortgage Backed Securities
   Trust, 5.50%, 10/25/14                              7,770,001      7,804,373
                                                                   ------------
                                                                    100,702,441
                                                                   ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST
   $138,033,696)                                                    137,569,802
                                                                   ------------
U.S. TREASURY OBLIGATIONS (0.7%)
U.S. TREASURY NOTES
   4.25%, 11/15/14                                     2,000,000      1,995,000
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $2,030,012)                     1,995,000
                                                                   ------------
REPURCHASE AGREEMENTS (3.9%)
Citigroup, 3.24%, (Agreement dated
   7/29/05 to be repurchased at
   $11,067,988 on 8/1/05. Collateralized
   by a U.S. Government Security,
   4.69%, with a value of $11,286,300, due
   2/1/34)                                            11,065,000     11,065,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS (COST $11,065,000)                       11,065,000
                                                                   ------------
TOTAL INVESTMENTS (COST $284,528,626) (A) - 99.9%                   282,587,206
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                            119,837
                                                                   ------------
NET ASSETS - 100.0%                                                $282,707,043
                                                                   ============

----------
*    The rates presented are the rates in effect at July 31, 2005.

a) Represents cost for financial reporting purposes and federal income and differs from fair value by net unrealized depreciation of securities as follows:
               Unrealized appreciation              $830,407
               Unrealized depreciation            (2,771,827)
                                                 -----------
               Net unrealized depreciation       $(1,941,420)
                                                 ===========

See notes to schedules of portfolio investments.

U.S. GOVERNMENT MORTGAGE FUND

Schedule of Portfolio Investements
July 31, 2005
(Unaudited)

                                                             PRINCIPAL
                                                              AMOUNT          VALUE
                                                           ------------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (2.9%)
HYBRID ARMS
Wells Fargo Mortgage Backed Securities
   Trust, 4.81%, 7/25/34                                   $  5,000,000   $  4,865,625
                                                                          ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (COST
   $4,918,528)                                                               4,865,625
                                                                          ------------
AGENCY OBLIGATIONS (1.9%)
FREDDIE MAC
5.75%, 3/15/09                                                3,000,000      3,139,468
                                                                          ------------
TOTAL AGENCY OBLIGATIONS (COST $2,826,697)                                   3,139,468
                                                                          ------------
FIXED RATE MORTGAGE-RELATED SECURITIES (87.8%)
15 YR. SECURITIES
Fannie Mae
   7.00%, 3/1/15                                              1,306,445      1,368,858
   6.00%, 8/1/16                                              5,041,598      5,211,161
   5.00%, 3/1/18                                              2,301,397      2,311,825
                                                                          ------------
                                                                             8,891,844
                                                                          ------------
20 YR. SECURITIES
Freddie Mac, 5.50%, 10/1/24                                  12,771,860     12,924,523
                                                                          ------------
30 YR. SECURITIES
Fannie Mae
   5.00%, 8/1/33                                             12,801,317     12,631,299
   5.50%, 11/1/33                                            14,334,998     14,418,993
   5.50%, 4/1/34                                              6,046,128      6,081,554
   6.00%, 6/1/34                                              9,439,268      9,648,332
   5.50%, 7/1/34                                             11,620,698     11,688,788
   5.50%, 8/1/34                                             11,106,315     11,174,168
   5.50%, 9/1/34                                             13,673,788     13,753,908
   5.50%, 11/1/34                                             8,406,933      8,456,193
   6.50%, 1/1/35                                              9,107,951      9,426,729
   6.00%, 4/1/35                                             11,157,608     11,404,731
Freddie Mac Gold
   6.00%, 4/1/33                                              4,811,112      4,916,731
   5.50%, 10/1/34                                             9,428,491      9,490,145
Government National Mortgage Association
   7.50%, 2/15/24                                               747,989        803,310
   7.00%, 4/15/27                                               892,767        949,332
   6.00%, 1/15/29                                             1,318,377      1,363,645
                                                                          ------------
                                                                           126,207,858
                                                                          ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST
   $147,523,548)                                                           148,024,225
                                                                          ------------
U.S. TREASURY OBLIGATIONS (4.7%)
U.S. TREASURY NOTES
   4.00%, 6/15/09                                             4,000,000      3,983,125
   4.00%, 4/15/10                                             2,000,000      1,986,875
   4.13%, 5/15/15                                             2,000,000      1,975,625
                                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $8,079,158)                            7,945,625
                                                                          ------------

U.S. GOVERNMENT MORTGAGE FUND

July 31, 2005
(Unaudited)

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
                                                     ----------   ------------
REPURCHASE AGREEMENTS (2.7%)
Citigroup, 3.24%, (Agreement dated
7/29/05 to be repurchased at
   $4,522,221 on 8/1/05. Collateralized
   by a U.S. Government Security,
   5.00%, with a value of $4,611,421,
   due 11/1/19)                                      $4,521,000   $  4,521,000
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS (COST $4,521,000)                        4,521,000
                                                                  ------------
TOTAL INVESTMENTS (COST $167,868,931)(A)-- 100.0%                  168,495,943
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                           80,892
                                                                  ------------
NET ASSETS -- 100.0%                                              $168,576,835
                                                                  ============

----------
*    The rates presented are the rates in effect at July 31, 2005.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $143,756. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation       $1,322,410
Unrealized depreciation         (839,154)
                              ----------
Net unrealized appreciation   $  483,256
                              ==========

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
JULY 31, 2005
(UNAUDITED)

Asset Management Fund (the "Trust") was reorganized as a Delaware Statutory Trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management company. As of July 31, 2005, the Trust is authorized to issue an unlimited number of shares in six separate Funds: the Money Market Fund, the Adjustable Rate Mortgage (ARM) Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each of the Funds, except the Money Market Fund, offers a single class of shares. The Money Market Fund is authorized to sell two classes of shares, namely, Class I Shares and Class D Shares. Each Class I Share and Class D Share of the Money Market Fund represents identical interests in the Fund and has the same rights except that
(i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote.

A. Significant accounting policies are as follows:

SECURITY VALUATION

     Money Market Fund:

     Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

     Adjustable Rate Mortgage (ARM) Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage
     Fund:

     As of July 31, 2005, substantially all of the Funds' investments are valued using matrix pricing methods. These matrix pricing methods, determined by either an independent pricing service or the Funds' investment adviser, Shay Assets Management, Inc. (the "Adviser"), incorporate market quotations, prices provided directly by market makers and take into consideration such factors as security prices, yields, maturities and ratings. Additionally, upon a significant valuation event, securities can be valued at fair value by the Adviser, under procedures reviewed by the Board of Trustees. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.

REPURCHASE AGREEMENTS

     Repurchase agreements collateralized by obligations of the U.S. government or its agencies may be purchased, subject to the seller's agreement to repurchase them at an agreed upon date and price. Each Fund will always receive as collateral instruments whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and each Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book entry transfer to the account of, the Fund's custodian. If the counter-party defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2005
(UNAUDITED)

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

     Each Fund, except the Money Market Fund, may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby creating the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. A Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities.

SUBSEQUENT EVENT

     Effective August 10, 2005, the Adjustable Rate Mortgage (ARM) Fund changed its name to the Ultra Short Mortgage Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act) as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund


By (Signature and Title) /s/ Trent M. Statczar
                         -----------------------------------
                         Trent M. Statczar, Treasurer

Date September 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Trent M. Statczar
                         -----------------------------------
                         Trent M. Statczar, Treasurer

Date September 29, 2005


By (Signature and Title) /s/ Edward E. Sammons Jr.
                         -----------------------------------
                         Edward E. Sammons Jr., President

Date September 29, 2005